United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 12/31/04
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          February 7, 2005
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total:      $249,098
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    7,002,000  266,211.00 X                                32,390   55,265  178,556
BERKLEY WR CORP          COM       084423102    9,874,000  209,318.00 X                                27,763   40,971  140,584
CARDINAL HEALTH          COM       14149Y108    9,754,000  167,734.00 X                                19,825   34,605  113,304
CHOICEPOINT              COM       170388102   17,043,000  370,560.00 X                                43,865   70,935  255,760
CINTAS CORP.             COM       172908105   10,960,000  249,874.00 X                                29,885   48,800  171,189
EXPRESS SCRIPTS          COM       302182100   41,827,000  547,181.00 X                                63,150  111,145  372,886
INTL SPEEDWAY CL A       COM       460335201   12,604,000  238,702.00 X                                27,575   49,760  161,367
IRON MOUNTAIN            COM       462846106    8,048,000  263,927.00 X                                33,007   47,587  183,333
KOHLS CORP               COM       500255104   12,505,000  254,320.00 X                                31,855   49,905  172,560
LAUREATE EDUCATION INC   COM       518613104   11,533,000  261,575.00 X                                33,260   47,585  180,730
LINCARE HOLDINGS         COM       532791100    6,237,000  146,236.00 X                                15,260   23,100  107,876
MOHAWK IND INC           COM       608190104   12,952,000  141,930.00 X                                20,275   27,315   94,340
NATL MEDICAL HLTH CARD   COM       636918302    5,541,000  239,840.00 X                                34,444   44,925  160,471
NAVIGATORS GROUP         COM       638904102   16,523,000  548,727.00 X                                48,080  129,923  370,724
PERFORMANCE FOOD GRP     COM       713755106    9,683,000  359,825.00 X                                44,040   76,450  239,335
STRAYER EDUCATION        COM       863236105   18,603,000  169,437.00 X                                18,965   31,169  119,303
WEIGHT WATCHERS INTL     COM       948626106    7,523,000  183,158.00 X                                21,990   36,775  124,393
WASHINGTON POST B        COM       939640108    7,006,000    7,127.00 X                                 1,105    1,364    4,658
ZEBRA TECHNOLOGIES       COM       989207105   17,760,000  315,551.00 X                                36,314   64,990  214,247
LARGE CAP VALUE INDEX    MF        464287408    1,553,000   24,695.00 X                                         11,970   12,725
S&P 500 INDEX            MF        464287200    2,079,000   17,175.00 X                                          6,025   11,150
S&P MIDCAP 400 INDEX     MF        464287507    1,756,000   13,269.00 X                                          7,969    5,300
TWEEDY BROWN GLBL VAL    MF        901165100      480,000   20,676.00 X                                         15,438    5,238
SPDR UNIT TR             MF        78462F103      252,000    2,084.00 X                                          2,084
TOTAL COMMON STOCK                            242,978,000
TOTAL MUTUAL FUNDS                              6,120,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              249,098,000

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